Insurance Contracts - Summary of interest rate risk exposure of insurance contract (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Various Types of Insurance [Line Items]
Net reinsurance contract assets	₩ 1,655,168	$ 1,282,112	₩ 1,495,966	[1]	₩ 1,646,494
Interest rate risk
Various Types of Insurance [Line Items]
Net insurance contract liabilities	22,259,522		20,136,772
Net reinsurance contract assets	1,533,562		1,475,409
Net asset value | Interest rate risk
Various Types of Insurance [Line Items]
Net asset effect	₩ 20,725,960		₩ 18,661,363

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.